David E. Gardels

Partner

13330 California Street, Suite 200

Omaha, NE 68154

Direct: 402.964.5027

Fax: 402.964.5050

david.gardels@huschblackwell.com

August 21, 2015

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:                           Tributary Funds, Inc. (“Company”), on behalf of the Tributary Income Fund File Nos. 033-85982 and 811-08846

Ladies and Gentlemen,

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive expense example summary information that reflects the expense example in the supplement dated August 14, 2015, filed pursuant to Rule 497(e), for the Tributary Income Fund of the Company.

Sincerely,

/s/ David E. Gardels

David E. Gardels

DEG/rkb

cc:                                Brittany Fahrenkrog

Gino Malaspina

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.

Expense example summary information of the Tributary Income Fund’s prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)